Share-Based Payments - Options (Details) (USD $)	1 Months Ended		12 Months Ended
	Oct. 31, 2012	Oct. 31, 2009	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding - Intrinsic Value			$ 7,600,000
Exercises in Period - Total Intrinsic Value			15,700,000	3,400,000	8,300,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options			$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding on October 1, 2012 (shares)	640,000		640,000
Outstanding on October 1, 2012 (Weighted Average Exercise Price) ($ per share)	$ 51.59		$ 51.59
Canceled (shares)			(20,000)
Canceled (Weighted-Average Exercise Price)			$ 31.95
Exercised (shares)			380,000
Exercised (Weighted Average Exercise Price) ($ per share)			$ 47.38
Outstanding on September 30, 2013 (shares)			240,000	640,000
Outstanding on September 30, 2013 (Weighted Average Exercise Price) ($ per share)			$ 59.57	$ 51.59
Exercisable on September 30, 2013 (shares)			240,000
Exercisable on September 30, 2013 (Weighted Average Exercise Price) ($ per share)			$ 59.57
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in Period (shares)		266,750	0	0	0
Vested in Period (Shares)	215,500
Maximum Term of Award			10 years
Weighted Average Remaining Contractual Term			4 years 2 months 12 days